Dividends Per Share (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of Dividends Per Share
The dividends recognized by the Company for the fiscal
yea
rs ended March 31, 2026, 2025 and 2024 were as follows:

	Dividends per share	Aggregate amount
	(In yen)	(In millions)
For the fiscal year ended March 31, 2026:
Common stock	¥140	¥540,292
For the fiscal year ended March 31, 2025:
Common stock	¥105	¥412,240
For the fiscal year ended March 31, 2024:
Common stock	¥87	¥348,177